Issued capital and reserves - Schedule of issued and outstanding share capital (Details) - $ / shares			12 Months Ended
	Sep. 10, 2025	Sep. 09, 2025	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares
Disclosure of classes of share capital [line items]
Nominal value (in USD per share)			$ 0.00010
Number of shares issued, beginning period (in shares)			365,296,572	364,018,908
Shares issued			12,211,338	1,277,664
Redesignation
Capital reduction			0
Number of shares issued, ending period (in shares)			377,507,910	365,296,572
Class B shares
Disclosure of classes of share capital [line items]
Nominal value (in USD per share)	$ 0.0001	$ 0.0001	$ 0.00010
Number of shares issued, beginning period (in shares)			0	0
Shares issued		369,911,294	369,911,294	0
Redesignation	41,774,705		(41,774,705)
Capital reduction
Number of shares issued, ending period (in shares)			328,136,589	0
Class C shares
Disclosure of classes of share capital [line items]
Nominal value (in USD per share)			$ 0.00010
Number of shares issued, beginning period (in shares)			0	0
Shares issued			0	0
Redesignation
Capital reduction			0
Number of shares issued, ending period (in shares)			0	0
Deferred shares, type 1
Disclosure of classes of share capital [line items]
Nominal value (in USD per share)			$ 0.00073
Number of shares issued, beginning period (in shares)			365,296,572	364,018,908
Shares issued			257,772	1,277,664
Redesignation
Capital reduction			(365,554,344)
Number of shares issued, ending period (in shares)			0	365,296,572
Deferred shares, type 2
Disclosure of classes of share capital [line items]
Nominal value (in USD per share)		$ 11.35013	$ 11.35013
Number of shares issued, beginning period (in shares)			0	0
Shares issued		369,911,294	369,911,294	0
Redesignation
Capital reduction			(369,911,294)
Number of shares issued, ending period (in shares)			0	0
Deferred shares, type 3
Disclosure of classes of share capital [line items]
Nominal value (in USD per share)			$ 0.28000
Number of shares issued, beginning period (in shares)			1	0
Shares issued			0	1
Redesignation
Capital reduction			(1)
Number of shares issued, ending period (in shares)			0	1
Deferred shares, type 4
Disclosure of classes of share capital [line items]
Nominal value (in USD per share)			$ 0.00010
Number of shares issued, beginning period (in shares)			0	0
Shares issued			0	0
Redesignation			41,774,705
Capital reduction			(41,774,705)
Number of shares issued, ending period (in shares)			0	0